Selling and marketing expenses	12 Months Ended
Dec. 31, 2023
Selling and marketing expenses
Selling and marketing expenses

10.  Selling and marketing expenses

The following table summarizes selling and marketing expenses for years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Advertising costs	(218,351)	(146,449)	(266,804)
Employee benefits expenses	(7,387)	(6,225)	(3,261)
	(225,738)	(152,674)	(270,065)